Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under operating leases
Years ending September 30,	Amount
2022	$219,020
2023	141,527
2024	83,807
2025	54,319
2026 and thereafter	-
$498,673